Buffalo High Yield Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 58.7%	Par	Value
Communication Services - 3.5%
Diversified Telecommunications - 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	2,000,000	$2,040,105

Entertainment - 0.2%
Starz Capital Holdings LLC, 5.50%, 04/15/2029 (a)	2,000,000	1,668,200

Interactive Media & Services - 0.7%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	4,000,000	4,013,680
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	1,000,000	994,371
		5,008,051

Media - 2.3%
Directv Financing LLC, 8.88%, 02/01/2030 (a)	2,000,000	1,973,140
Dotdash Meredith, Inc., 7.63%, 06/15/2032 (a)	5,000,000	4,853,700
Getty Images, Inc., 9.75%, 03/01/2027 (a)	4,000,000	3,923,239
Gray Media, Inc.
10.50%, 07/15/2029 (a)	2,000,000	2,148,990
4.75%, 10/15/2030 (a)	500,000	374,951
5.38%, 11/15/2031 (a)	1,000,000	746,134
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (a)	500,000	435,720
5.38%, 01/15/2031 (a)	2,000,000	1,386,620
		15,842,494
Total Communication Services		24,558,850

Consumer Discretionary - 1.5%
Automobile Components - 0.4%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	3,000,000	2,915,190

Diversified Consumer Services - 0.2%
McGraw-Hill Education, Inc., 7.38%, 09/01/2031 (a)	1,100,000	1,145,115

Hotels, Restaurants & Leisure - 0.2%
Six Flags Entertainment Corp., 5.50%, 04/15/2027 (a)	1,500,000	1,497,753

Textiles, Apparel & Luxury Goods - 0.7%
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	4,500,000	4,674,195
Total Consumer Discretionary		10,232,253

Consumer Staples - 5.1%
Consumer Staples Distribution & Retail - 0.4%
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	2,500,000	2,469,181

Food & Beverage Wholesalers - 0.7%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	5,000,000	5,183,675

Food Products - 2.3%
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	3,000,000	2,996,255
4.25%, 08/01/2029 (a)	1,000,000	965,195
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (a)	2,000,000	1,941,030
TreeHouse Foods, Inc., 4.00%, 09/01/2028	4,000,000	3,651,980
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	6,500,000	6,374,701
		15,929,161

Household Products - 1.3%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031 (a)	3,000,000	2,727,697
10.75%, 06/30/2032 (a)	9,000,000	6,551,268
		9,278,965

Personal Care Products - 0.4%
BellRing Brands, Inc., 7.00%, 03/15/2030 (a)	3,000,000	3,127,638
Total Consumer Staples		35,988,620

Energy - 15.1%
Energy Equipment & Services - 1.6%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	2,250,000	2,262,528
Enerflex Ltd., 9.00%, 10/15/2027 (a)	2,700,000	2,793,550
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	6,000,000	6,346,967
		11,403,045

Oil, Gas & Consumable Fuels - 13.5%
Baytex Energy Corp., 8.50%, 04/30/2030 (a)	2,500,000	2,509,003
California Resources Corp.
7.13%, 02/01/2026 (a)	1,990,000	1,999,339
8.25%, 06/15/2029 (a)	6,000,000	6,162,162
Crescent Energy Finance LLC
9.25%, 02/15/2028 (a)	6,250,000	6,509,656
7.38%, 01/15/2033 (a)	5,000,000	4,785,820
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028 (a)	1,000,000	1,004,336
8.63%, 03/15/2029 (a)	3,000,000	3,115,467
7.38%, 06/30/2033 (a)	500,000	498,159
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	7,350,000	7,504,820
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,000,000	1,064,249
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	6,500,000	6,908,220
8.00%, 05/15/2033	500,000	523,158
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	7,000,000	7,381,633
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	10,000,000	9,733,952
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)	9,100,000	9,187,005
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029 (a)	8,997,000	8,941,505
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	2,600,000	2,656,521
Sunoco LP, 6.25%, 07/01/2033 (a)	1,500,000	1,523,000
Talos Production, Inc.
9.00%, 02/01/2029 (a)	2,000,000	2,048,680
9.38%, 02/01/2031 (a)	2,000,000	2,043,814
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	6,000,000	6,246,690
Viper Energy, Inc., 5.38%, 11/01/2027 (a)	1,750,000	1,751,923
		94,099,112
Total Energy		105,502,157

Financials - 11.8%
Capital Markets - 0.4%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	500,000	505,400
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	2,000,000	2,097,762
		2,603,162

Consumer Finance - 2.5%
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	2,000,000	2,119,630
Encore Capital Group, Inc.
9.25%, 04/01/2029 (a)	4,000,000	4,258,732
8.50%, 05/15/2030 (a)	1,250,000	1,341,775
EZCORP, Inc., 7.38%, 04/01/2032 (a)	2,000,000	2,107,744
PRA Group, Inc.
8.38%, 02/01/2028 (a)	1,500,000	1,540,312
8.88%, 01/31/2030 (a)	5,750,000	5,936,559
		17,304,752

Financial Services - 6.5%
Burford Capital Global Finance LLC
6.88%, 04/15/2030 (a)	4,500,000	4,497,770
9.25%, 07/01/2031 (a)	7,500,000	7,900,943
CPI CG, Inc., 10.00%, 07/15/2029 (a)	2,000,000	2,135,000
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	5,250,000	5,456,981
9.13%, 05/15/2031 (a)	3,000,000	3,100,407
8.38%, 04/01/2032 (a)	6,000,000	6,035,268
Hightower Holding LLC, 9.13%, 01/31/2030 (a)	4,500,000	4,794,468
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (a)	500,000	518,326
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	2,500,000	2,741,065
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	8,000,000	8,418,585
		45,598,813

Insurance - 2.4%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029 (a)	2,000,000	2,087,120
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	11,000,000	11,569,240
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030 (a)	3,000,000	3,181,974
		16,838,334
Total Financials		82,345,061

Health Care - 1.6%
Commercial Services & Supplies - 0.1%
VT Topco, Inc., 8.50%, 08/15/2030 (a)	500,000	527,553

Health Care Providers & Services - 0.7%
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	5,000,000	4,928,751

Medical Equipment & Devices - 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030 (a)	1,100,000	1,138,294

Pharmaceuticals - 0.6%
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	4,000,000	4,156,472
7.88%, 09/15/2029	250,000	272,963
		4,429,435
Total Health Care		11,024,033

Industrials - 11.3%
Aerospace & Defense - 0.8%
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	250,000	259,182
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (a)	500,000	552,043
TransDigm, Inc.
4.63%, 01/15/2029	1,000,000	981,234
4.88%, 05/01/2029	1,000,000	983,228
6.63%, 03/01/2032 (a)	1,000,000	1,036,883
6.38%, 05/31/2033 (a)	2,000,000	2,009,666
		5,822,236

Air Freight & Logistics - 0.2%
Clue Opco LLC, 9.50%, 10/15/2031 (a)	1,000,000	1,061,098

Building Products - 0.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	1,250,000	1,279,342
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	4,000,000	3,929,613
4.25%, 02/01/2032 (a)	1,000,000	927,176
		6,136,131

Commercial Services & Supplies - 5.4%
CoreCivic, Inc., 8.25%, 04/15/2029	4,000,000	4,243,164
Deluxe Corp.
8.00%, 06/01/2029 (a)	2,500,000	2,410,060
8.13%, 09/15/2029 (a)	1,000,000	1,033,075
GEO Group, Inc.
8.63%, 04/15/2029	4,000,000	4,237,420
10.25%, 04/15/2031	8,000,000	8,779,624
OT Midco, Inc., 10.00%, 02/15/2030 (a)	8,000,000	6,202,310
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	7,000,000	7,017,605
TKC Holdings, Inc., 10.50%, 05/15/2029 (a)	4,000,000	4,113,592
		38,036,850

Construction & Engineering - 0.6%
MasTec, Inc., 6.63%, 08/15/2029 (a)	3,000,000	3,016,184
Pike Corp., 8.63%, 01/31/2031 (a)	1,000,000	1,088,829
		4,105,013

Ground Transportation - 0.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2030 (a)	4,000,000	4,178,420
8.38%, 06/15/2032 (a)	1,000,000	1,047,137
		5,225,557

Passenger Airlines - 2.3%
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031 (a)	11,000,000	10,556,700
OneSky Flight LLC, 8.88%, 12/15/2029 (a)	5,250,000	5,471,267
		16,027,967

Trading Companies & Distributors - 0.4%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	3,000,000	2,889,833
Total Industrials		79,304,685

Information Technology - 2.2%
Communications Equipment - 0.3%
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)	2,000,000	1,964,006

Software - 1.4%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026 (a)	7,500,000	7,467,188
Dye & Durham Ltd., 8.63%, 04/15/2029 (a)	2,100,000	2,199,857
		9,667,045

Technology Distributors - 0.5%
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (a)	1,800,000	1,922,054
8.00%, 03/15/2033 (a)	1,500,000	1,572,818
		3,494,872
Total Information Technology		15,125,923

Materials - 1.6%
Chemicals - 1.2%
Cerdia Finanz GmbH, 9.38%, 10/03/2031 (a)	6,000,000	6,243,898
Chemours Co., 5.75%, 11/15/2028 (a)	2,000,000	1,872,122
		8,116,020

Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	1,000,000	1,026,071
Trivium Packaging Finance BV, 8.25%, 07/15/2030 (a)	1,000,000	1,058,232
		2,084,303

Metals & Mining - 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	1,000,000	1,063,274
Total Materials		11,263,597

Real Estate - 4.5%
Hotel & Resort REITs - 0.5%
Service Properties Trust, 8.63%, 11/15/2031 (a)	3,000,000	3,222,639

Industrial REITs - 1.4%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 04/15/2030 (a)	3,500,000	3,555,578
IIP Operating Partnership LP, 5.50%, 05/25/2026	6,250,000	6,080,837
		9,636,415

Specialized REITs - 2.6%
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (a)	1,000,000	956,985
4.63%, 03/15/2030 (a)	1,000,000	955,818
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (a)	11,770,000	12,494,090
8.63%, 06/15/2032 (a)	4,000,000	4,046,459
		18,453,352
Total Real Estate		31,312,406

Utilities - 0.5%
Independent Power & Renewable Elec Producers - 0.5%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	3,500,000	3,544,373
TOTAL CORPORATE BONDS (Cost $407,058,662)		410,201,958

BANK LOANS - 31.2%	Par	Value
Communication Services - 3.6%
Entertainment - 0.4%
Pretzel Parent T/L B (TAIT), First Lien, 8.83%, 08/14/2031	2,992,500	2,975,293

Media - 3.2%
Directv Financing LLC, First Lien, 9.80% (3 mo. Term SOFR + 5.25%), 08/02/2029	7,413,100	7,369,289
Summer BC Holdco B SARL, First Lien, 9.56% (3 mo. Term SOFR + 5.00%), 02/21/2029	5,984,887	6,022,292
Townsquare Media, Inc., First Lien, 9.32% (3 mo. Term SOFR + 5.00%), 02/19/2030	9,937,500	8,993,438
		22,385,019
Total Communication Services		25,360,312

Consumer Discretionary - 3.5%
Automobile Components - 1.2%
First Brands Group LLC, First Lien, 9.54% (3 mo. Term SOFR + 5.00%), 03/30/2027	8,844,893	8,371,337

Hotels, Restaurants & Leisure - 0.8%
Dave & Buster's, Inc., First Lien, 7.56% (3 mo. Term SOFR + 3.25%), 06/29/2029	1,817,815	1,766,362
Flynn Restaurant Group LP, First Lien, 8.08% (1 mo. Term SOFR + 3.75%), 01/28/2032	3,990,000	3,990,000
		5,756,362

Household Durables - 0.3%
AI Aqua Merger Sub, Inc., First Lien, 7.32% (1 mo. Term SOFR + 3.00%), 07/31/2028	1,985,000	1,984,425

Specialty Retail - 1.2%
Victra Holdings LLC, First Lien, 8.55% (3 mo. Term SOFR + 4.25%), 03/29/2029	8,165,625	8,178,404
Total Consumer Discretionary		24,290,528

Consumer Staples - 1.8%
Household Products - 0.6%
Kronos Acquisition Holdings, Inc., First Lien, 8.30% (3 mo. Term SOFR + 4.00%), 07/08/2031	4,962,500	4,461,288

Personal Care Products - 1.2%
KDC/ONE Development Corp., Inc., 8.33% (1 mo. Term SOFR + 4.00%), 08/15/2028	7,982,500	8,000,620
Total Consumer Staples		12,461,908

Financials - 4.4%
Financial Services - 3.0%
Blackhawk Network Holdings, Inc., First Lien, 8.33% (1 mo. Term SOFR + 4.00%), 03/12/2029	3,482,500	3,505,624
FNZ USA FinCo LLC, First Lien, 9.26% (3 mo. Term SOFR + 5.00%), 11/05/2031	5,985,000	4,967,550
NCR Atleos Corp., 8.05% (3 mo. Term SOFR + 3.75%), 04/16/2029	1,725,843	1,740,728
Nexus Buyer LLC, First Lien, 7.82% (1 mo. Term SOFR + 3.50%), 07/31/2031	10,709,312	10,752,577
		20,966,479

Insurance - 1.4%
Acrisure LLC, First Lien, 7.32% (1 mo. Term SOFR + 3.00%), 11/06/2030	3,970,050	3,965,385
Jones Deslauriers Insurance Management, Inc., First Lien, 7.07% (3 mo. Term SOFR + 2.75%), 03/15/2030	3,465,109	3,456,447
TIH Insurance Holdings LLC, Second Lien, 9.08% (3 mo. Term SOFR + 4.75%), 05/06/2032	2,105,263	2,133,779
		9,555,611
Total Financials		30,522,090

Health Care - 7.9%
Biotechnology - 1.9%
Endo Finance Holdings, Inc., First Lien, 8.33% (1 mo. Term SOFR + 4.00%), 04/23/2031	9,925,000	9,931,203
Star Parent, Inc., First Lien, 8.30% (3 mo. Term SOFR + 3.75%), 09/30/2030	2,962,500	2,937,348
		12,868,551

Health Care Equipment & Supplies - 1.3%
Bausch + Lomb Corp., First Lien, 8.33% (1 mo. Term SOFR + 4.00%), 09/29/2028	4,421,250	4,430,469
Embecta Corp., 7.33% (1 mo. Term SOFR + 3.00%), 04/02/2029	4,924,287	4,908,898
		9,339,367

Pharmaceuticals - 4.7%
Amneal Pharmaceuticals LLC, 9.83% (1 mo. Term SOFR + 5.50%), 05/04/2028	28,598,910	29,135,139
LSCS Holdings, Inc., First Lien, 8.80% (3 mo. Term SOFR + 4.50%), 03/04/2032	3,990,000	3,922,669
		33,057,808
Total Health Care		55,265,726

Industrials - 5.1%
Aerospace & Defense - 0.7%
Karman Holdings, Inc., First Lien, 7.80% (3 mo. Term SOFR + 3.50%), 04/01/2032	3,000,000	3,011,250
TransDigm, Inc., First Lien, 7.05% (3 mo. Term SOFR + 2.75%), 03/22/2030	1,854,134	1,862,904
		4,874,154

Building Products - 1.0%
Trulite Glass & Aluminum Solutions LLC, 10.29% (3 mo. Term SOFR + 6.00%), 03/01/2030	7,265,625	7,083,984

Commercial Services & Supplies - 2.4%
Emerald X, Inc., First Lien, 8.08% (1 mo. Term SOFR + 3.75%), 01/30/2032	5,500,000	5,539,545
GEO Group, Inc., 9.58% (1 mo. Term SOFR + 5.25%), 04/13/2029	3,298,517	3,315,521
Gloves Buyer, Inc., First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 05/24/2032	8,000,000	7,860,000
		16,715,066

Machinery - 0.3%
Chart Industries, Inc., First Lien, 6.79% (3 mo. Term SOFR + 2.50%), 03/18/2030	2,562,356	2,573,566

Trading Companies & Distributors - 0.7%
Foundation Building Materials, Inc., 8.32% (3 mo. Term SOFR + 4.00%), 01/29/2031	4,949,875	4,859,713
Total Industrials		36,106,483

Information Technology - 1.7%
Application Software - 0.4%
Dye & Durham Corp., 8.65% (3 mo. Term SOFR + 4.25%), 04/14/2031	2,801,197	2,828,159

IT Services - 0.1%
Prometric Holdings, Inc., 8.32% (1 mo. Term SOFR + 3.75%), 06/25/2032	1,000,000	1,001,565

Software - 1.2%
DTI Holdco, Inc., First Lien, 8.33% (1 mo. Term SOFR + 4.00%), 04/26/2029	6,982,500	6,912,046
Inmar T/L B (06/25), 8.82%, 10/30/2031	1,242,513	1,254,422
		8,166,468
Total Information Technology		11,996,192

Materials - 3.2%
Chemicals - 0.9%
M2S Group Intermediate Holdings, Inc., First Lien, 9.03% (3 mo. Term SOFR + 4.75%), 08/27/2031	6,678,161	6,481,990

Paper & Forest Products - 2.3%
Verde Operating Company, First Lien, 8.30% (3 mo. Term SOFR + 4.00%), 11/29/2030	15,949,799	16,025,561
Total Materials		22,507,551
TOTAL BANK LOANS (Cost $219,515,700)		218,510,790

CONVERTIBLE PREFERRED STOCKS - 2.3%	Shares	Value
Financials - 0.5%
Financial Services - 0.5%
Shift4 Payments, Inc., 6.00%, 05/01/2028	30,000	3,456,000

Industrials - 1.1%
Aerospace & Defense - 0.9%
Boeing Co., 6.00%, 10/15/2027	90,000	6,120,000
Trading Companies & Distributors - 0.2%
QXO, Inc., 5.50%, 05/15/2028	30,000	1,859,700
Total Industrials		7,979,700

Utilities - 0.7%
Electric Utilities - 0.7%
PG&E Corp., Series A, 6.00%, 12/01/2027	120,000	4,512,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,748,482)		15,947,700

CONVERTIBLE BONDS - 1.4%	Par	Value
Consumer Discretionary - 0.9%
Automobile Components - 0.3%
Patrick Industries, Inc., 1.75%, 12/01/2028	1,250,000	1,857,969

Diversified Consumer Services - 0.6%
Stride, Inc., 1.13%, 09/01/2027	1,600,000	4,455,200
Total Consumer Discretionary		6,313,169

Health Care - 0.3%
Biotechnology - 0.3%
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029	1,300,000	2,308,475

Industrials - 0.2%
Electrical Equipment - 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	1,500,000	1,193,537
TOTAL CONVERTIBLE BONDS (Cost $5,555,173)		9,815,181

SHORT-TERM INVESTMENTS - 5.6%	Shares	Value
Money Market Funds - 5.6%
Fidelity Money Market Government Portfolio - Class I, 4.23% (b)	39,164,994	39,164,994
TOTAL SHORT-TERM INVESTMENTS (Cost $39,164,994)		39,164,994

TOTAL INVESTMENTS - 99.2% (Cost $686,043,011)		693,640,623
Other Assets in Excess of Liabilities - 0.8%		5,342,405
TOTAL NET ASSETS - 100.0%		$698,983,028
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $360,814,589 or 51.6% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo High Yield Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$410,201,958	$–	$410,201,958
Bank Loans	–	218,510,790	–	218,510,790
Convertible Preferred Stocks	15,947,700	–	–	15,947,700
Convertible Bonds	–	9,815,181	–	9,815,181
Money Market Funds	39,164,994	–	–	39,164,994
Total Investments	$55,112,694	$638,527,929	$–	$693,640,623

Refer to the Schedule of Investments for further disaggregation of investment categories.